12. COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
NOTE 12. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and month-to-month leases. These leases are accounted for as operating leases. Rent expense amounted to $998 and $1,481 for the six months ended June 30, 2016 and 2015, respectively, and $510 and $713 for the three months ended June 30, 2016 and 2015, respectively.

Future minimum payments under long-term, non-cancelable leases as of June 30, 2016, are as follows:

Year Ending December 31,	Future Minimum Payments
2016 (six months)	$178
2017	221
2018	46
2019	2
2020	—
Total	$446

Legal Proceedings

In the opinion of management, there are no material claims, assessments or litigation pending against the Company.